American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Growth ETF (ESGY)
November 30, 2021

American Century Sustainable Growth ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	239	47,410
Auto Components — 1.2%
Aptiv plc(1)	493	79,053
Automobiles — 4.2%
Rivian Automotive, Inc., Class A(1)	200	23,952
Tesla, Inc.(1)	229	262,150
		286,102
Beverages — 0.7%
Coca-Cola Co. (The)	59	3,094
Keurig Dr Pepper, Inc.	115	3,909
PepsiCo, Inc.	237	37,868
		44,871
Biotechnology — 1.3%
Amgen, Inc.	178	35,401
Novavax, Inc.(1)	53	11,057
Vertex Pharmaceuticals, Inc.(1)	212	39,631
		86,089
Building Products — 2.0%
Advanced Drainage Systems, Inc.	28	3,464
Johnson Controls International plc	906	67,732
Masco Corp.	639	42,110
Trex Co., Inc.(1)	175	23,235
		136,541
Capital Markets — 1.5%
MarketAxess Holdings, Inc.	6	2,116
S&P Global, Inc.	222	101,172
		103,288
Chemicals — 1.0%
Linde plc	220	69,991
Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	105	15,242
Distributors — 0.4%
Pool Corp.	52	28,814
Electrical Equipment — 1.5%
Ballard Power Systems, Inc.(1)	402	6,094
Generac Holdings, Inc.(1)	78	32,857
Rockwell Automation, Inc.	196	65,895
		104,846
Electronic Equipment, Instruments and Components — 1.4%
CDW Corp.	158	29,919
Cognex Corp.	238	18,386
Keysight Technologies, Inc.(1)	238	46,286
		94,591
Entertainment — 2.0%
Electronic Arts, Inc.	235	29,192
Netflix, Inc.(1)	111	71,251
Walt Disney Co. (The)(1)	248	35,935
		136,378

Equity Real Estate Investment Trusts (REITs) — 1.1%
Equinix, Inc.	26	21,117
ProLogis, Inc.	299	45,075
SBA Communications Corp.	29	9,970
		76,162
Food Products — 0.4%
Mondelez International, Inc., Class A	451	26,582
Health Care Equipment and Supplies — 1.9%
Align Technology, Inc.(1)	27	16,511
DexCom, Inc.(1)	36	20,253
Edwards Lifesciences Corp.(1)	494	53,011
IDEXX Laboratories, Inc.(1)	42	25,539
Inari Medical, Inc.(1)	44	3,632
Tandem Diabetes Care, Inc.(1)	54	6,940
		125,886
Health Care Providers and Services — 2.1%
Cigna Corp.	58	11,130
UnitedHealth Group, Inc.	301	133,710
		144,840
Hotels, Restaurants and Leisure — 1.0%
Chipotle Mexican Grill, Inc.(1)	19	31,225
Expedia Group, Inc.(1)	241	38,823
		70,048
Household Products — 0.9%
Procter & Gamble Co. (The)	438	63,326
Industrial Conglomerates — 0.3%
3M Co.	102	17,344
Interactive Media and Services — 8.4%
Alphabet, Inc., Class A(1)	158	448,396
Meta Platforms, Inc., Class A(1)	390	126,540
		574,936
Internet and Direct Marketing Retail — 6.6%
Amazon.com, Inc.(1)	123	431,370
eBay, Inc.	38	2,563
Etsy, Inc.(1)	48	13,180
		447,113
IT Services — 7.1%
Accenture plc, Class A	145	51,823
Mastercard, Inc., Class A	415	130,692
Okta, Inc.(1)	97	20,877
PayPal Holdings, Inc.(1)	917	169,544
Visa, Inc., Class A	583	112,968
		485,904
Leisure Products — 0.3%
YETI Holdings, Inc.(1)	188	17,326
Life Sciences Tools and Services — 2.5%
Agilent Technologies, Inc.	300	45,270
Illumina, Inc.(1)	101	36,899
Thermo Fisher Scientific, Inc.	93	58,853
West Pharmaceutical Services, Inc.	61	27,002
		168,024
Machinery — 1.2%
Deere & Co.	236	81,547
Multiline Retail — 0.3%
Target Corp.	90	21,946

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	31	10,294
Pharmaceuticals — 2.1%
Novo Nordisk A/S, ADR	872	93,156
Zoetis, Inc.	239	53,067
		146,223
Road and Rail — 0.2%
Union Pacific Corp.	45	10,604
Semiconductors and Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc.(1)	708	112,126
Applied Materials, Inc.	139	20,460
ASML Holding NV, NY Shares	165	130,599
Lam Research Corp.	91	61,866
NVIDIA Corp.	963	314,670
		639,721
Software — 22.5%
Adobe, Inc.(1)	339	227,079
Cadence Design Systems, Inc.(1)	296	52,528
Crowdstrike Holdings, Inc., Class A(1)	132	28,662
Datadog, Inc., Class A(1)	141	25,139
DocuSign, Inc.(1)	64	15,767
Microsoft Corp.	2,769	915,404
PagerDuty, Inc.(1)	502	17,796
salesforce.com, Inc.(1)	237	67,536
ServiceNow, Inc.(1)	145	93,916
Splunk, Inc.(1)	67	8,107
Workday, Inc., Class A(1)	151	41,409
Zendesk, Inc.(1)	385	39,312
		1,532,655
Specialty Retail — 3.1%
Best Buy Co., Inc.	21	2,244
Home Depot, Inc. (The)	480	192,293
Ulta Beauty, Inc.(1)	48	18,429
		212,966
Technology Hardware, Storage and Peripherals — 7.8%
Apple, Inc.	3,195	528,134
Textiles, Apparel and Luxury Goods — 1.3%
NIKE, Inc., Class B	509	86,143
TOTAL COMMON STOCKS (Cost $6,123,858)		6,720,940
EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 1000 Growth ETF (Cost $64,521)	216	64,774
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $18,307)	18,307	18,307
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,206,686)		6,804,021
OTHER ASSETS AND LIABILITIES†		1,110
TOTAL NET ASSETS — 100.0%		$6,805,131

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.